Revenue - Lease and non-lease components of revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of revenue
Revenue	$ 174,094,786	$ 223,110,983
Time Charter
Disaggregation of revenue
Revenue	1,969,500	18,642,019
Time Charter | Lease component
Disaggregation of revenue
Revenue	1,698,950	16,438,200
Time Charter | Non-lease component
Disaggregation of revenue
Revenue	$ 270,550	$ 2,203,819